The reporting entity (Details)		12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020 segment
Reporting entity
Number of reportable segments		2
voxeljet America
Reporting entity
Ownership percentage		100.00%
voxeljet UK
Reporting entity
Ownership percentage		100.00%
voxeljet India
Reporting entity
Ownership percentage		100.00%
voxeljet China
Reporting entity
Ownership percentage		70.00%
Share transaction | American Depositary Shares
Reporting entity
Reverse stock split ratio	0.2